Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b)           Principles of consolidation

The consolidated financial statements include the financial statements of ZTO, its subsidiaries and VIE. All intercompany transactions and balances have been eliminated on consolidation.

The Company evaluates the need to consolidate its VIE of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Consolidation of Variable Interest Entity

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide delivery services in the PRC. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are ineligible to engage in provisions of delivery services. To provide the Company effective control over its variable interest entity, ZTO Express Co., Ltd. (“ZTO Express”) and receive substantially all of the economic benefits of ZTO Express, the Company’s wholly owned subsidiary, Shanghai Zhongtongji Network Technology Ltd. (“WFOE”) entered into a series of contractual arrangements, described below, with ZTO Express and its individual shareholders.

The agreements that provide the Company effective control over the VIE include:

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney

Under which each shareholder of ZTO Express has executed a power of attorney to grant WFOE the power of attorney to act on his or her behalf on all matters pertaining ZTO Express and to exercise all of his or her rights as a shareholder of ZTO Express, including but not limited to convening, attending and voting at shareholders’ meetings, designating and appointing directors and senior management members. The voting rights proxy agreement will remain in force for an unlimited term, unless all the parties to the agreement mutually agree to terminate the agreement in writing.

Exclusive Call Option Agreements

Under which the shareholders of ZTO Express granted WFOE or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in ZTO Express when and to the extent permitted by PRC law. WFOE or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without WFOE’s written consent, the shareholders of ZTO Express shall not transfer, donate, pledge, or otherwise dispose any equity interests of ZTO Express in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The exclusive call option agreement will remain effective until all equity interests in ZTO Express and all assets of ZTO Express are transferred or assigned to WFOE or its designated entity or person.

Equity Pledge Agreements

Under which the shareholders of ZTO Express pledged all of their equity interests in ZTO Express to WFOE as collateral to secure their obligations under the VIE contractual arrangements. If the shareholders of ZTO Express or ZTO Express breach their respective contractual obligations, WFOE, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreements, the shareholders of ZTO Express shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in ZTO Express without prior written consent of WFOE. The equity pledge agreements will remain effective until ZTO Express and its shareholders have completed all of their obligations under the VIE contractual arrangements or discharged all of their obligations under the contractual arrangements.

The agreement that transfers economic benefits to the Company is:

Exclusive Consulting and Services Agreement

Under which ZTO Express engages WFOE as its exclusive technical and operational consultant and under which WFOE agrees to assist in business development and related services necessary to conduct ZTO Express’s operational activities. ZTO Express shall not seek or accept similar services from other providers without the prior written approval of WFOE. ZTO Express agrees to pay WFOE an annual service fee, at an amount equal to 100% of the net income of ZTO Express. This agreement will remain effective for an unlimited term, unless WFOE and ZTO Express mutually agree to terminate the agreement in writing, or the agreement is required to be terminated by applicable PRC law.

Under the above agreements, the shareholders of ZTO Express irrevocably granted WFOE the power to exercise all voting rights to which they were entitled. In addition, WFOE has the option to acquire all of the equity interests in ZTO Express, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, WFOE is entitled to receive service fees for services provided to ZTO Express.

The Exclusive Call Option Agreements and the Voting Rights Proxy Agreements provide the Company with effective control over the VIE, while the Equity Pledge Agreements secure the obligations of the shareholders of ZTO Express under the relevant agreements. Because the Company, through WFOE, has (i) the power to direct the activities of ZTO Express that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from ZTO Express, the Company is deemed the primary beneficiary of ZTO Express. Accordingly, the Company consolidates ZTO Express’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIE are validly executed and binding in accordance with their terms, and do not result in violation of any applicable PRC laws and regulations currently in effect. However, if the PRC government finds that the contractual arrangements do not comply with its restrictions on foreign investment in domestic express delivery services of mail, or if the PRC government otherwise finds that ZTO Express, or any of its subsidiaries are in violation of PRC laws or regulations or lack the necessary permits or licenses to operate the business in the future, the PRC regulatory authorities would have broad discretion in dealing with such violations or failures, including, without limitation:

●	revoking the business licenses and/or operating licenses of such entities;
●	discontinuing or placing restrictions or onerous conditions on the Company’s operation through any transactions between the Company’s PRC subsidiaries and consolidated affiliated entities;
●	imposing fines, confiscating the income from PRC subsidiaries or consolidated affiliated entities, or imposing other requirements with which such entities may not be able to comply;
●	requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with its variable interest entity and deregistering the equity pledges of its variable interest entity, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over its variable interest entity, or
●	restricting or prohibiting the Company’s use of the proceeds from its securities offerings to finance its business and operations in China.
●	restricting or prohibiting the Company’s future capital raising activities by the China Securities Regulatory Commission.

The amounts and balances of ZTO Express and its subsidiaries (the “VIE”) after the elimination of intercompany balances and transactions within the VIE are presented in the following table:

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	2,275,851	2,378,664
Restricted cash	15,337	6,943
Accounts receivable, net	1,310,556	1,109,195
Financing receivables, net	1,017,044	495,597
Short-term investment	1,298,995	1,220,068
Inventories	22,599	7,923
Advances to suppliers	172,859	87,014
Prepayments and other current assets	2,216,397	2,563,931
Amounts due from related parties (1)	13,209,626	14,442,090
Total current assets	21,539,264	22,311,425
Investments in equity investees	63,216	66,786
Property and equipment, net	5,199,152	6,562,964
Land use rights, net	1,261,660	1,861,744
Intangible assets, net	—	39,641
Operating lease right-of-use assets	498,461	356,451
Goodwill	4,157,111	4,157,111
Deferred tax assets	415,002	465,143
Long-term investment	1,013,000	1,060,000
Long-term financing receivables, net	713,192	891,465
Other non-current assets	153,013	459,403
TOTAL ASSETS	35,013,071	38,232,133
Liabilities
Current liabilities:
Short-term bank borrowings	9,493,958	9,997,971
Accounts payable	1,807,676	1,872,690
Advances from customers	1,518,925	1,784,726
Income tax payable	418,358	221,411
Amounts due to related parties	167,668	94,073
Operating lease liabilities, current	153,477	127,963
Other current liabilities	2,679,929	3,101,463
Total current liabilities	16,239,991	17,200,297
Non-current operating lease liabilities	338,499	231,108
Deferred tax liabilities	82,618	96,771
TOTAL LIABILITIES	16,661,108	17,528,176
(1)	Included amounts due from other consolidated subsidiaries of RMB13,183,246 and RMB14,416,724 as of December 31, 2024 and 2025, respectively.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total revenue	31,276,014	37,386,476	42,757,837
Net income (1)	2,003,952	3,177,733	2,351,994
Net cash (used in)/provided by operating activities (2)	(1,261,654)	(1,083,262)	1,574,423
Net cash used in investing activities	(536,180)	(1,279,070)	(2,296,716)
Net cash provided by financing activities	1,971,478	1,727,401	816,712
Net increase/(decrease) in cash and cash equivalents	173,644	(634,931)	94,419
Cash and cash equivalents and restricted cash at beginning of year	2,752,475	2,926,119	2,291,188
Cash and cash equivalents and restricted cash at end of year	2,926,119	2,291,188	2,385,607
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB13,984,286, RMB16,150,224 and RMB15,565,737 for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)	Included inter-company operating cash outflow of RMB17,985,836, RMB18,777,418 and RMB16,799,215 to other consolidated subsidiaries for the years ended December 31, 2023, 2024 and 2025, respectively.

After eliminations of all intercompany transactions with other consolidated subsidiaries, the VIE contributed 81.4%, 84.4% and 87.1% of the Company’s consolidated revenues for the years ended December 31, 2023, 2024 and 2025, respectively. After eliminations of all intercompany transactions with other consolidated subsidiaries, as of December 31, 2024 and 2025, the VIE accounted for an aggregate of 23.6% and 26.2%, respectively, of the consolidated assets, and 56.2% and 73.4%, respectively, of the consolidated liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Company believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for paid-in capital, additional paid-in capital and statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its registered capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.

Use of estimates

(c)          Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Company bases its estimates on historical experience and other relevant factors.

Foreign currency translation

(d)          Foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and subsidiaries incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”) or Hong Kong dollar (“HKD”). The functional currency of all the other subsidiaries and the VIE is RMB.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the consolidated statements of comprehensive income.

The financial statements of the Company are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB at the average rates of exchange for the year. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Convenience translation

(e)          Convenience translation

The Company’s business is primarily conducted in the PRC and almost all of the Company’s revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, solely for the convenience of the readers outside the PRC. Translations of the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 31, 2025 were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation was made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Cash and cash equivalents

(f)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash	(g) Restricted cash Restricted cash represents secured deposits held in designated bank accounts for issuance of bank acceptance notes, settlement of derivatives and commencement of construction.
Accounts receivable, net	(h) Accounts receivable, net Accounts receivable mainly consists of amount due from the Company’s customers, which is recorded net of allowance for credit losses.
Short-term and long-term investment

(i)           Short-term and long-term investment

Short-term investment primarily comprises of interest rate swaps, dual currency notes/deposits (“DCN/DCD”), time deposits with maturities between three months and one year, and investments in wealth management products with variable interest rates. Long-term investment comprises of time deposits and investments in wealth management products with maturities more than one year.

DCN/DCD and interest rate swaps purchased by the Company to earn interest and manage foreign currency risks are structured products offered by financial institutions with original maturities less than one year and written foreign exchange options embedded.

The Company classifies its investments as held-to-maturity securities when the Company expects to receive all the principals and has the positive intent and ability to hold them to maturity. The Company elects the fair value option to record all other investments in accordance with ASC 825 Financial Instruments. The fair values of the investments are measured based on market-based redemption prices which are level 2 inputs provided by the selling banks. Changes in fair value of the investments are recorded as gain from fair value changes of financial instruments in the consolidated statements of comprehensive income.

RMB4,093,589 and RMB4,571,525 of short-term and long-term investments were used as collaterals to issue bank acceptance draft as of December 31, 2024 and 2025, respectively.

The Company utilized a forward-looking current expected credit losses (“CECL”) model to assess the credit loss of financial instruments measured at amortized cost. Based upon the Company’s assessment of various factors, including historical experience, credit quality of the related financial institutions, and other factors that may affect its ability to collect the short-term and long-term investment, the Company determined there were no credit losses for the years ended December 31, 2023, 2024 and 2025.

The Company recorded interest income from the time deposits of RMB399,689, RMB656,888 and RMB528,721, and gain from fair value changes of investments carried at fair value of RMB186,914, RMB127,489 and RMB136,752 in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024, and 2025, respectively.

Foreign exchange options and forward contracts

(j)           Foreign exchange options and forward contracts

The Company entered into certain foreign exchange options and forward contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign exchange options and forward contracts are accounted for as derivatives and measured at fair value at each period end. The fair values of foreign exchange options and forward contracts are measured based on market-based redemption prices which are level 2 inputs provided by the bank that sells such foreign exchange options and forward contracts. The changes in fair value are recognized as gain or loss in the consolidated statements of comprehensive income.

Depending on the terms of the specific derivative instruments and market conditions, the Company’s derivative instruments may be reflected as assets or liabilities at any particular point in time and recorded within prepayments and other current assets or other current liabilities on the consolidated balance sheets.

The Company recorded a net loss of RMB22,397, a net gain of RMB75,397 and a net loss of RMB10,714 from fair value changes related to foreign exchange options and forward contracts in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.

Fair value

(k)          Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, financing receivable, time deposits and wealth management products recorded in short-term investments, amounts due from related parties, other current assets, accounts payable, amounts due to related parties, short-term bank borrowings, notes payable and other current liabilities, except for the financial instruments measured at fair value and presented in the following table, are recorded at costs less credit loss allowance when applicable, which approximate their fair values due to the short-term nature of these financial instruments. The carrying values of non-current restricted cash, long-term financing receivables and long-term investment approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market. Convertible senior notes are measured at amortized costs of RMB7,270,081 and RMB124,114 and the corresponding fair value estimated based on significant inputs not observable in the market (Level 3) were RMB7,209,985 and RMB121,921 as of December 31, 2024 and 2025, respectively.

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

As of December 31, 2024 and 2025, wealth management products, DCN/DCD, interest rate swap and derivative instruments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of December 31,
Significant Other Observable Inputs (Level 2)	2024	2025
	RMB	RMB
Short-term investments
Wealth management products	3,533,370	5,908,915
Derivative assets recorded within other current assets
Foreign exchange option contracts	1,831	—
Foreign exchange forward contracts	43,192	—
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	59,066
Foreign exchange forward contracts	—	16,399

The Company measures an equity method investment at fair value on a nonrecurring basis when it is deemed to be impaired. The primary factors that the Company considers include the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent rounds of financing. The fair value of the investment is determined based on valuation techniques using the best information available, which requires management to use unobservable inputs (Level 3), mainly including future performance projections, discount rate, selection of comparable companies and multiples, estimated discount for lack of marketability and other assumptions that are significant to the measurements of fair value. An impairment charge to the investment is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The impairment of equity method investments was RMB nil, nil and nil during the years ended December 31, 2023, 2024 and 2025, respectively.

The carrying values of the Company’s equity investments without readily determinable fair values are measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. The Company recognized impairment losses of nil, RMB931,367 and nil related to equity investments without readily determinable fair values for the years ended December 31, 2023, 2024 and 2025, respectively. The valuation methodology used to estimate the fair value of privately held companies with tender offer (Level 2) and privately held companies with certain unobservable inputs (Level 3) and associated impairment charges are discussed in Note 8.

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property, and equipment, right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other significant assumptions to the discounted cash flow valuation methodology.

Financing receivables, net

(l)           Financing receivables, net

The Company provides financial services to its network partners with credit terms generally ranging from three months to five years. The balances reported in the consolidated balance sheets were at the outstanding principal amount less allowance of credit losses. The accrued interest receivables are also included in financing receivables as of the balance sheet date. The Company developed a forward-looking CECL model based on the conditions of collaterals and guarantees for financing receivables, historical experiences, credit quality of the borrowers, current economic conditions and the borrowers’ operating results, forecasts of future economic conditions, and other factors that may affect its ability to collect from the borrowers. There were RMB113,408 and RMB97,420 of allowance of credit losses relating to short-term financing receivables, and RMB73,566 and RMB113,079 relating to long-term financing receivables as of December 31, 2024 and 2025, respectively. The expected credit loss recognized for financing receivables was RMB50,940, RMB36,926 and RMB52,359 for the years ended December 31, 2023, 2024 and 2025, respectively. Interest income generated from the financing receivables was recorded as revenue in the amounts of RMB146,096, RMB141,783, and RMB119,979 for the years ended December 31, 2023, 2024 and 2025, respectively.

Property and equipment, net

(m)         Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Investments in equity investees

(n)        Investments in equity investees

Investments in equity investees of the Company are comprised of investments in privately-held companies. The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Company records equity method adjustments in share of profits and losses. Equity method adjustments include the Company’s proportionate share of investee income or loss, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Company’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Company’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities. The Company continually reviews equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Company considers in determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent rounds of financing. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investment is written down to fair value.

The Company’s equity investments without readily determinable fair values, which do not qualify for net asset value (“NAV”) practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative in accordance with ASC 321 Investments—Equity Securities. Under the measurement alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments.

Impairment of long-lived assets

(o)          Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques and significant assumptions such as future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and may differ from actual results. The Company recognizes such asset at the lower of carrying value or fair market value less costs to sell, as estimated based on comparable asset sales, offers received, or a discounted cash flow model. The Company recorded impairment charges of RMB76,616, RMB23,152 and RMB46,000, related to property and equipment that were expected to be disposed of before the end of their estimated useful lives for the years ended December 31, 2023, 2024 and 2025, respectively. Impairment losses are recorded in Selling, general and administrative expenses in the consolidated statements of comprehensive income.

Goodwill

(p)         Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of net assets of business acquired. Several factors give rise to goodwill in the Company’s acquisitions, such as the expected benefit from synergies of the combination and the existing workforce of the acquired businesses. Unless circumstances otherwise indicate, goodwill is reviewed annually at December 31 for impairment. In evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value is less than the carrying amount, the Company performs a quantitative assessment to identify goodwill impairment and measure the amount of a goodwill impairment loss to be recognized. The impairment test is performed as of year-end or if events or circumstances changes indicate that it is more likely than not that goodwill is impaired.

The Company had two reporting units, the express delivery business and the freight forwarding business, for purposes of allocating and testing goodwill for the years ended December 31, 2023, 2024 and 2025. The Company conducted qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. In assessing the qualitative factors, the Company considered the impact of key factors such as changes in the general economic conditions including the changes in industry and competitive environment, stock price, actual revenue performance compared to previous years, and cash flow projection. Based on the results of the qualitative assessment completed as of December 31, 2023 and 2024, the Company determined it was not more likely than not that the fair value of each reporting unit was less than its carrying amount. Therefore, no quantitative assessment was performed and no impairment charge was recognized for the years ended December 31, 2023 and 2024. For the year ended December 31, 2025, the Company performed a qualitative assessment for the express delivery reporting unit and determined it was not more likely than not that its fair value was less than its carrying amount. Accordingly, no impairment charge was recognized for the express delivery reporting unit for the year ended December 31, 2025. During the year ended December 31, 2025, considering the changes in market conditions, the Company performed a quantitative impairment test on freight forwarding reporting unit and recognized an impairment charge of RMB84,430.

Share-based compensation

(q)          Share-based compensation

The Company grants share options, ordinary share units and restricted share units to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718 Compensation—Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) over the requisite service period, which is the vesting period, net of forfeitures. The Company elects to recognize forfeitures when they occur. When there is a modification of the terms and conditions of an award, the Company measures the pre-modification and post-modification fair value of the share-based awards as of the modification date and recognizes the incremental value and the remaining unrecognized compensation expenses as compensation cost over the remaining service period. The fair values of share option, ordinary share units and restricted share units are determined based on the closing market price of the underlying shares on the grant date.

Treasury shares

(r)          Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. When treasury stock is retired, treasury stock is reduced by the cost of such stock on the first-in, first-out basis and an excess of repurchase price over par or stated value is allocated between additional paid-in capital and retained earnings.

Revenue recognition

(s)           Revenue recognition

The Company derives revenues from its express delivery services primarily provided to its network partners, including parcel sorting and line-haul transportation, as well as direct express delivery services provided to certain enterprise customers, including e-commerce and traditional merchants, in connection with the delivery of their products to end consumers as well as associated returned parcels services. The express delivery services revenue provided to the network partners primarily consist of (i) a fixed amount for a waybill attached to each parcel and (ii) a variable amount per parcel for sorting and line-haul transportation based on parcel weight and route distance. The Company also provides freight forwarding services to its customers. Revenues generated from express delivery services and freight forwarding services are recognized over time as the Company performs the services.

Revenues also include sales of accessories, such as thermal paper, portable barcode readers and ZTO-branded packing supplies and apparels. Revenues are recognized when control of the product is transferred to the customer and in an amount the Company expects to earn in exchange for the product.

Disaggregation of revenue

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Express delivery services	35,488,060	92.4	40,953,034	92.5	45,726,365	6,538,783	93.1
Freight forwarding services	906,802	2.4	885,410	2.0	808,000	115,542	1.7
Sale of accessories	1,876,624	4.9	2,300,392	5.2	2,444,323	349,534	5.0
Others	147,429	0.3	141,884	0.3	119,979	17,157	0.2
Total revenues	38,418,915	100.0	44,280,720	100.0	49,098,667	7,021,016	100.0

Performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the basis of revenue recognition in accordance with U.S. GAAP. The customer generally contracts with the Company for distinct services. Substantially all of the Company’s service contracts include only one performance obligation, e.g. the express delivery or freight forwarding services.

Satisfaction of performance obligations

The Company generally recognizes revenue over time as the Company performs the services stipulated in the contract because of the continuous transfer of control to the customer. The customers receive the benefit of the services as the goods are transported from one location to another. That is, if the Company was unable to complete the delivery, the service that was already performed by the Company would not need to be reperformed. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. It normally takes one to seven days for the Company to complete the performance obligation.

Variable consideration

The Company provides customers with certain incentives which are materially volume-based in relation to express delivery services, which represent variable considerations and are recorded as reductions to the related revenue. The Company estimates the variable considerations in the most likely amounts it expects to earn. As the incentives are generally determined on a monthly basis, the uncertainty in estimating the variable considerations to be recorded is very limited.

Principal vs. agent considerations

In its express delivery services provided to network partners, the Company utilizes delivery outlets operated by its network partners to perform the dispatching services. The Company only fulfills parcel sorting and line-haul transportation services. U.S. GAAP requires the Company to use a control-model approach to evaluate whether the Company performs services directly to the customers (as a principal) or arranges for services to be provided by another party (as an agent). Based on an evaluation of the control model, the Company has determined that it acts as a principal in providing sorting and line haul transportation services to the pickup outlets as the Company is primarily responsible for the delivery of parcels between sorting hubs and has the ability to control the related services. The Company acts as an agent for dispatching services as it arranges for such services to be provided by the delivery outlets. Therefore, the revenue is recorded net of the dispatching fees paid to the delivery outlets.

The Company also provides express delivery services to certain enterprise customers, including e - commerce and traditional merchants, in connection with the delivery of their products to end consumers as well as associated returned parcels services. According to the contracts with the enterprise customers, the Company is primarily responsible for and has control over the entire delivery process. Therefore, the Company has determined that it acts as a principal for all the express delivery services provided to enterprise customers and accordingly, has recorded revenue on a gross basis.

Contract assets and liabilities

Contract assets include billed and unbilled receivables resulting from in-transit parcels, which were recorded in accounts receivable and not material as of December 31, 2024 and 2025.

Contract liabilities consist of advance payments, which were recorded in advances from customers and not material as of December 31, 2024 and 2025.

Practical expedients and exemptions

The Company elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Company recognizes revenues at the amount which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

Cost of revenues

(t)         Cost of revenues

Cost of revenues mainly consists of the following:

●	line-haul transportation costs, including payments to outsourced transportation companies, as well as costs associated with the Company’s own transportation infrastructure, including labor costs of truck drivers, depreciation of self-owned trucks, airfare cost, fuel cost, and road toll,
●	operating costs for the ZTO delivery IT platform,
●	cost of hub operations, such as operators’ labor costs and depreciation and lease costs,
●	cost of accessories including portable barcode readers, thermal papers and packaging materials, and
●	cost of freight forwarding services, including cost of line-haul transportation and cargo handling costs.
●	pickup and dispatching costs paid to network partners associated with serving enterprise customers.

Income taxes

(u)          Income taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position.

Comprehensive income

(v)         Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

Leased assets

(w)         Leased assets

As a lessee

The Company leases office space, sorting hubs and warehouse facilities in different cities in the PRC under operating leases.

Under ASC 842 Leases, the Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use (“ROU”) assets on its consolidated balance sheets at the lease commencement. The Company measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Company’s incremental borrowing rate, an estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Company measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Company. After considering the factors that create an economic incentive, the Company does not include renewal option periods in the lease term for which it is not reasonably certain to exercise. The carrying amount of lease liabilities is remeasured if there is a modification, e.g. a change in the lease term or a change in the in-substance fixed lease payments.

The Company determines its land use right agreements contain operating leases of land under ASC 842. However, this determination does not result in any changes to the accounting for land use rights as the cost for land use rights are fully prepaid and no liabilities would be recorded.

As a lessor

The Company’s lessor arrangements include operating leases of land and buildings to its network partners. The Company recognizes the underlying assets and records the lease payments as income over the lease term on a straight-line basis.

Concentration of credit risk

(x)         Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, financing receivables, short-term investment, advances to suppliers, prepayments and other current assets, long-term investment and long-term financing receivables. The Company places its cash and cash equivalents, short-term investment and long-term investment with reputable financial institutions. Accounts receivable primarily comprise amounts receivable from enterprise customers, including e - commerce and traditional merchants, in connection with the delivery of their products to end consumers as well as associated returned parcels services. Financing receivables primarily comprise financing receivables from network partners. The Company performs on-going credit evaluations of the financial condition of its counter parties and establishes an allowance for credit losses estimated based on factors surrounding the credit risk of specific entities and other relevant information.

Earnings per share

(y)          Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the years.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method). Ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive.

On October 27, 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital were reclassified and redesignated into Class A ordinary shares and Class B ordinary shares. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impact to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary shares and Class B ordinary shares.

Recently Issued Accounting Pronouncement

(z)          Recently Issued Accounting Pronouncement

Adoption of New Accounting Pronouncement

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company adopted this update beginning January 1, 2025 and the required information was disclosed in Note 12.

Recently Issued Accounting Pronouncements Not Yet Effective

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220) - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. In January 2025, the FASB issued ASU No. 2025 - 01, which clarifies the effective date of ASU No. 2024 - 03. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets. ASU No. 2025-05 provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. The ASU is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential effect of this ASU on its credit loss estimation methodology.

In September 2025, the FASB issued ASU No. 2025‑06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is evaluating the potential effect of this ASU on its accounting for internal-use software development costs.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Company is assessing the effect of this update on its consolidated financial statements.